Provisions - Summary of Provisions (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2014 TWD ($)
Provisions [Abstract]
Warranties	$ 132		$ 111
Trade-in right	87		31
Employee benefits	43		38
Others	5		5
Provisions	267		185	$ 248	$ 272
Current	189	$ 6	119
Noncurrent	$ 78	$ 3	$ 66